BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Schedule of Actual Net Sales and Net Income) (Details) $ in Thousands	2 Months Ended
Dec. 31, 2016 USD ($)
Actual Turbochrome results of operations included in the consolidated results of operations:
Revenue	$ 1,905
Net loss attributable by Turbochrome	$ (163)